Provision for Employee Benefits (Details) - Schedule of Movement for the Defined Benefit Obligations - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Movement for the Defined Benefit Obligations [Abstract]
Defined benefit obligations at January 1,		$ 4,935,982	$ 4,849,614
Estimate for the six months period	[1]	(344,427)	(74,552)
Defined benefit obligations at June 30,		$ 4,591,555	$ 4,775,062

[1]	The estimate represents the difference between the Company’s estimated defined benefit obligations based on employees’ past service and expected future salary at the beginning of the fiscal year and the end of the six-month period.